SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2023
Systemhardware [member]
IfrsStatementLineItems [Line Items]
Amortization percentage of equipment	55.00%
System analyzers and software [member]
IfrsStatementLineItems [Line Items]
Amortization percentage of equipment	20.00%